10. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10	SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 15, 2013, the date on which the financial statements were available to be issued.

On April 1, 2013 the Company issued 822,368 shares of common stock for $50,000 ($0.06/share).

On April 15, 2013 the Company issued 884,434 shares of common stock for $75,000 ($0.08/share).

On April 17, 2013, the Company held a special meeting of shareholders at which the shareholders of the Company approved  the amendment of the Articles of Incorporation of the Company to add:

-	a new Article 9 to read as follows: “Article 9. Any public notice or notice to the shareholders, including notice of meetings of the shareholders and notices which are permitted or required by law to shareholders, may be made by publication on the Company’s website, or by other electronic means, to the extent that such means of publication are allowed by applicable law.”

-	a new Article 10 to read as follows: “Article 10. Any action permitted to be taken at a shareholders' meeting may be taken without a meeting, and without prior notice, if consents in writing setting forth the action so taken are signed by the holders of outstanding shares having not less than the minimum number of votes that would be required to authorize or take the action at a meeting at which all shares entitled to vote on the action were present and voted.”

-	a new Article 11 to read as follows: “Article 11. The Board of Directors is expressly authorized at any time, and from time to time, to (x) classify any unissued shares in one or more classes or in one or more series within a class, (y) reclassify any unissued shares of any class into one (1) or more classes or into one (1) or more series within one (1) or more classes, or (z) reclassify any unissued shares of any series of any class into one (1) or more classes or into one (1) or more series within a class; with such voting powers and such designations, preferences and relative, participating, optional or other special rights, and qualifications, limitations or restrictions thereof, as shall be stated and expressed in the resolution or resolutions providing for the issue thereof adopted by the Board of Directors, and as are not stated and expressed in these Articles of Incorporation, or any amendment thereto.”

On April 30, 2013, the Company entered into a letter agreement with Colin Seas Capital, LLC for an equity line up to an aggregate of $2,500,000.

NOTE 9   SUBSEQUENT EVENTS

Management has evaluated subsequent events through April 12, 2013, the date on which the financial statements were available to be issued.

On April 1, 2013 the Company issued 822,368 shares of common stock for $50,000 ($0.05/share).

On March 4, 2013 the Company issued 945,537 shares of common stock for $50,000 ($0.05/share).

On February 19, 2013 the Company issued 961,538 shares of common stock for $50,000 ($0.05/share).

On February 25, 2013 the Company received $150,000 from a principal stockholder.    Pursuant to the terms of the loan, the advance bears interest at 3%, is unsecured and due on demand.